SUBSEQUENT EVENTS	3 Months Ended
Nov. 30, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	7. SUBSEQUENT EVENTS Subsequent to period ended November 30, 2016, the Company issued 148,576,696 common shares on conversion of $71,295 of principal and $8,772 of interest convertible debt.